M Business Opportunity Value Fund (Prospectus Summary) | M Business Opportunity Value Fund
M BUSINESS OPPORTUNITY VALUE FUND
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M Business Opportunity Value Fund
Management Fees		0.64%
Distribution (12b-1) Fee		none
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses		0.91%
Less Fee Waiver/Expense Reimbursement		0.02%
Net Expenses		0.89%
[1]	For the period from May 1, 2012 to April 30, 2013, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M Business Opportunity Value Fund	91	288	502	1,118

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market.

The Fund's sub-adviser, Iridian Asset Management LLC ("Iridian") uses a value investing approach. Iridian focuses on company valuation and seeks to identify catalysts for corporate change. These catalysts may include management changes, significant stock repurchases and/or dividend policy, acquisition/consolidation, divestiture/spin-off, strategy to enhance shareholder value, unrecognized or non-performing asset and changes in industry conditions. Once a catalyst for change is identified, Iridian purchases the stock of the company (or companies)
it believes to be undervalued that may benefit from the change.
Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the stocks the Fund invests in remain inexpensive and do not realize their expected full value;

• if Iridian does not correctly identify company valuations and/or catalysts;

• if the catalysts identified by Iridian do not produce the expected changes; or

• if the companies the Fund invests in do not benefit from the expected changes as anticipated by Iridian.
Performance
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., Russell 1000 Value
Index). The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 15.25% (for the quarter ended 6/30/03) Lowest quarterly return: (21.13)% (for the quarter ended 12/31/08)
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Value
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
M Business Opportunity Value Fund	M Business Opportunity Value Fund	(4.11%)	(2.05%)	3.35%	Feb. 01, 2002
M Business Opportunity Value Fund Russell 1000 Value Index	Russell 1000 Value Index	0.39%	(2.63%)	4.01%	Feb. 01, 2002